Right of use assets (Tables)	12 Months Ended
Dec. 31, 2019
Right Of Use Assets
Right of use assets
	Cost	Accumulated	Right of
For the period ended December 31, 2019	Base	Amortization	Use
Aircraft	$1,578,774	$256,778	$1,321,996
Office Building	1,799,626	197,426	1,602,200
Printer	17,794	3,973	13,821
Office equipment	139,725	13,973	125,752
	3,535,919	472,150	3,063,769